Variable Interest Entities [Text Block]	6 Months Ended
Sep. 30, 2019
Text Block [Abstract]
Variable Interest Entities [Text Block]
16.    VARIABLE INTEREST ENTITIES
In the normal course of business, the MUFG Group has financial interests and other contractual obligations in various entities which may be deemed to be VIEs such as asset-backed conduits, various investment funds, special purpose entities created for structured financing, repackaged instruments, entities created for the securitization of the MUFG Group’s assets, and trust arrangements.
See Note 26 to the consolidated financial statements for the fiscal year ended March 31, 2019 for further information about the MUFG Group’s involvements with VIEs.
The following tables present the assets and liabilities of consolidated VIEs recorded on the accompanying condensed consolidated balance sheets at March 31, 2019 and September 30, 2019:

Consolidated VIEs	Consolidated assets
At March 31, 2019:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥6,698,146	¥92,310	¥26,101	¥3,005	¥1,424,444	¥5,124,462	¥27,824
Investment funds	680,922	—	14,113	477,239	18,118	—	171,452
Special purpose entities created for structured financing	203,458	—	2,214	—	—	127,243	74,001
Repackaged instruments	279,327	506	—	53,346	137,509	86,753	1,213
Securitization of the MUFG Group’s assets	10,208,496	—	—	—	—	10,183,624	24,872
Trust arrangements	7,888,210	—	8,953	202	311,412	7,565,862	1,781
Others	34,303	362	1,635	—	42	9,699	22,565

Total consolidated assets before elimination	25,992,862	93,178	53,016	533,792	1,891,525	23,097,643	323,708
The amounts eliminated in consolidation	(7,772,776)	(93,171)	(29,361)	(5,102)	(63,331)	(7,552,315)	(29,496)

Total consolidated assets	¥18,220,086	¥7	¥23,655	¥528,690	¥1,828,194	¥15,545,328	¥294,212

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥6,691,362	¥—	¥4,678,588	¥1,552,572	¥460,202
Investment funds	6,852	—	—	5,158	1,694
Special purpose entities created for structured financing	114,469	—	609	111,523	2,337
Repackaged instruments	277,179	—	48,014	174,215	54,950
Securitization of the MUFG Group’s assets	10,167,632	—	—	10,162,231	5,401
Trust arrangements	7,881,332	7,616,575	—	—	264,757
Others	32,584	—	8,611	1,474	22,499

Total consolidated liabilities before elimination	25,171,410	7,616,575	4,735,822	12,007,173	811,840
The amounts eliminated in consolidation	(14,676,389)	(50,396)	(2,996,041)	(11,517,019)	(112,933)
The amount of liabilities with recourse to the general credit of the MUFG Group	(9,922,307)	(7,566,179)	(1,719,246)	(121)	(636,761)

Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥572,714	¥—	¥20,535	¥490,033	¥62,146

Consolidated VIEs	Consolidated assets
At September 30, 2019:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥6,258,951	¥42,849	¥29,798	¥9,640	¥1,280,174	¥4,869,809	¥26,681
Investment funds	868,307	—	15,064	586,508	24,635	—	242,100
Special purpose entities created for structured financing	212,667	—	2,246	—	—	115,375	95,046
Repackaged instruments	286,959	504	3,000	46,652	134,281	99,787	2,735
Securitization of the MUFG Group’s assets	11,373,985	—	—	—	—	11,351,035	22,950
Trust arrangements	7,546,940	—	1,566	154,754	499,070	6,890,574	976
Others	30,335	353	1,755	—	50	8,120	20,057

Total consolidated assets before elimination	26,578,144	43,706	53,429	797,554	1,938,210	23,334,700	410,545
The amounts eliminated in consolidation	(7,142,350)	(43,671)	(26,857)	(7,904)	(163,035)	(6,877,846)	(23,037)

Total consolidated assets	¥19,435,794	¥35	¥26,572	¥789,650	¥1,775,175	¥16,456,854	¥387,508

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥6,247,794	¥—	¥4,314,641	¥1,490,152	¥443,001
Investment funds	23,330	—	—	5,392	17,938
Special purpose entities created for structured financing	117,285	—	308	114,935	2,042
Repackaged instruments	285,596	—	81,736	168,002	35,858
Securitization of the MUFG Group’s assets	11,344,643	—	—	10,522,062	822,581
Trust arrangements	7,539,764	7,044,811	—	—	494,953
Others	28,576	—	7,142	1,386	20,048

Total consolidated liabilities before elimination	25,586,988	7,044,811	4,403,827	12,301,929	1,836,421
The amounts eliminated in consolidation	(15,332,750)	(5,226)	(2,487,360)	(11,829,397)	(1,010,767)
The amount of liabilities with recourse to the general credit of the MUFG Group	(9,662,129)	(7,039,585)	(1,881,746)	—	(740,798)
Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥592,109	¥—	¥34,721	¥472,532	¥84,856

In general, the creditors or beneficial interest holders of consolidated VIEs have recourse not only to the assets of those VIEs of which they are creditors or beneficial interest holders, but also to other assets of the MUFG Group, since the MUFG Group is also contractually required to provide credit enhancement or program-wide liquidity to these VIEs.
The following tables present the total assets of

non-consolidated

VIEs, the maximum exposure to loss resulting from the MUFG Group’s involvement with non-consolidated

VIEs, and the assets and liabilities which relate to the MUFG’s variable interests in non-consolidated

VIEs at March 31, 2019 and September 30, 2019:

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2019:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥29,621,609	¥6,221,274	¥4,982,357	¥659	¥1,704,553	¥3,277,145	¥—	¥—	¥—
Investment funds	67,750,419	1,952,676	1,753,823	187,166	1,253,705	304,310	8,642	206	206
Special purpose entities created for structured financing	42,676,571	3,972,450	3,015,593	252,597	48,895	2,709,008	5,093	9,827	9,827
Repackaged instruments	12,885,367	3,477,545	3,383,161	690,305	2,169,798	478,252	44,806	6,087	6,087
Others	60,074,743	3,482,153	2,454,807	123,595	65,451	2,145,665	120,096	57,567	57,567

Total	¥213,008,709	¥19,106,098	¥15,589,741	¥1,254,322	¥5,242,402	¥8,914,380	¥178,637	¥73,687	¥73,687
Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At September 30, 2019:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥28,764,664	¥5,880,328	¥4,768,093	¥209	¥1,730,253	¥3,037,631	¥—	¥—	¥—
Investment funds	77,435,115	2,387,773	2,189,030	485,904	1,172,673	508,348	22,105	905	905
Special purpose entities created for structured financing	40,927,261	3,897,816	2,927,608	360,859	44,726	2,515,702	6,321	14,957	14,957
Repackaged instruments	9,269,157	3,152,126	3,087,467	546,494	2,089,473	395,565	55,935	—	—
Others	56,608,382	2,991,332	2,118,362	140,756	9,353	1,882,405	85,848	35,542	35,542

Total	¥213,004,579	¥18,309,375	¥15,090,560	¥1,534,222	¥5,046,478	¥8,339,651	¥170,209	¥51,404	¥51,404

Maximum exposure to loss on each type of entity is determined based on the carrying amount of any on-balance
sheet assets and any
off-balance
sheet liabilities held, net of any recourse liabilities. Therefore, the maximum exposure to loss represents the maximum loss the MUFG Group could possibly incur at each balance sheet date and does not reflect the likelihood of such a loss being incurred. The difference between the amount of on-balance
sheet assets and the maximum exposure to loss primarily comprises the remaining undrawn commitments.